John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 4/30/2022

Fund’s investments
As of 4-30-22 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 100.0%				$534,852,356
(Cost $534,952,961)
U.S. Government 90.8%				485,557,722
U.S. Treasury Bill (A)	0.163	05-19-22	144,890,000	144,874,947
U.S. Treasury Bill (A)	0.441	06-23-22	50,000,000	49,957,372
U.S. Treasury Bill	0.640	07-21-22	84,500,000	84,345,240
U.S. Treasury Bill (A)	0.780	08-18-22	207,000,000	206,380,163

	Yield (%)	Shares	Value
Short-term funds 9.2%			49,294,634

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.3146(B)	49,294,634	49,294,634

Total investments (Cost $534,952,961) 100.0%	$534,852,356
Other assets and liabilities, net 0.0%	52,316
Total net assets 100.0%	$534,904,672

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 4-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	216,278,348	USD	160,041,475	CITI	6/15/2022	—	$(7,112,013)
AUD	216,278,348	USD	160,041,506	DB	6/15/2022	—	(7,112,043)
AUD	216,278,348	USD	160,014,448	MSCS	6/15/2022	—	(7,084,984)
CAD	223,518,819	USD	175,412,107	CITI	6/15/2022	—	(1,437,054)
CAD	223,518,819	USD	176,795,826	DB	6/15/2022	—	(2,820,774)
CAD	223,518,819	USD	176,866,420	MSCS	6/15/2022	—	(2,891,369)
CHF	89,248,657	USD	96,394,896	CITI	6/15/2022	—	(4,447,610)
CHF	89,248,657	USD	96,394,792	DB	6/15/2022	—	(4,447,506)
CHF	89,248,657	USD	96,394,377	MSCS	6/15/2022	—	(4,447,089)
EUR	139,442,501	USD	154,641,057	CITI	6/15/2022	—	(7,246,572)
EUR	139,442,501	USD	154,640,756	DB	6/15/2022	—	(7,246,271)
EUR	139,442,501	USD	154,640,222	MSCS	6/15/2022	—	(7,245,735)
GBP	121,732,251	USD	160,947,057	CITI	6/15/2022	—	(7,869,532)
GBP	121,732,251	USD	160,946,818	DB	6/15/2022	—	(7,869,292)
GBP	121,732,251	USD	160,946,231	MSCS	6/15/2022	—	(7,868,706)
JPY	14,674,282,708	USD	123,654,663	CITI	6/15/2022	—	(10,421,887)
JPY	14,674,282,708	USD	123,654,586	DB	6/15/2022	—	(10,421,810)
JPY	14,674,282,708	USD	123,654,141	MSCS	6/15/2022	—	(10,421,365)
NOK	1,188,664,482	USD	133,617,736	CITI	6/15/2022	—	(6,871,008)
NOK	1,188,664,482	USD	133,617,783	DB	6/15/2022	—	(6,871,056)
NOK	1,188,664,482	USD	133,728,563	MSCS	6/15/2022	—	(6,981,837)
NZD	173,961,902	USD	119,529,374	CITI	6/15/2022	—	(7,229,181)
NZD	173,961,902	USD	119,493,986	DB	6/15/2022	—	(7,193,794)
NZD	173,961,902	USD	119,493,745	MSCS	6/15/2022	—	(7,193,553)
SEK	1,429,318,857	USD	148,321,839	CITI	6/15/2022	—	(2,590,994)
SEK	1,429,318,857	USD	148,321,824	DB	6/15/2022	—	(2,590,976)
SEK	1,429,318,857	USD	149,699,872	MSCS	6/15/2022	—	(3,969,027)
SGD	67,923,201	USD	49,849,801	CITI	6/15/2022	—	(738,154)
SGD	67,923,201	USD	49,849,700	DB	6/15/2022	—	(738,053)
SGD	67,923,201	USD	49,849,579	MSCS	6/15/2022	—	(737,932)
USD	107,758,237	AUD	146,147,660	CITI	6/15/2022	$4,417,878	—
USD	107,758,384	AUD	146,147,660	DB	6/15/2022	4,418,022	—
USD	107,763,023	AUD	146,147,660	MSCS	6/15/2022	4,422,661	—
USD	122,392,309	CAD	156,033,397	CITI	6/15/2022	944,286	—
USD	122,392,419	CAD	156,033,397	DB	6/15/2022	944,400	—
USD	122,392,805	CAD	156,033,397	MSCS	6/15/2022	944,784	—
USD	155,325,538	CHF	143,490,439	CITI	6/15/2022	7,496,350	—
USD	155,325,743	CHF	143,490,439	DB	6/15/2022	7,496,557	—
USD	155,326,351	CHF	143,490,439	MSCS	6/15/2022	7,497,162	—
USD	106,963,620	EUR	97,463,703	CITI	6/15/2022	3,941,857	—
USD	106,963,821	EUR	97,463,703	DB	6/15/2022	3,942,056	—
USD	106,964,192	EUR	97,463,703	MSCS	6/15/2022	3,942,429	—
USD	142,960,236	GBP	108,960,149	CITI	6/15/2022	5,943,549	—
USD	142,960,409	GBP	108,960,149	DB	6/15/2022	5,943,719	—
USD	142,960,941	GBP	108,960,149	MSCS	6/15/2022	5,944,250	—
USD	264,242,123	JPY	31,596,914,518	CITI	6/15/2022	20,427,388	—
USD	264,285,054	JPY	31,596,914,518	DB	6/15/2022	20,470,319	—
USD	264,722,261	JPY	31,596,914,518	MSCS	6/15/2022	20,907,529	—
USD	75,249,097	NOK	672,897,530	CITI	6/15/2022	3,498,356	—
USD	75,249,161	NOK	672,897,530	DB	6/15/2022	3,498,416	—
USD	75,249,442	NOK	672,897,530	MSCS	6/15/2022	3,498,698	—
USD	162,592,964	NZD	238,326,514	CITI	6/15/2022	8,742,535	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	162,593,185	NZD	238,326,514	DB	6/15/2022	$8,742,760	—
USD	162,593,664	NZD	238,326,514	MSCS	6/15/2022	8,743,235	—
USD	148,165,054	SEK	1,448,048,883	CITI	6/15/2022	524,528	—
USD	148,121,476	SEK	1,448,048,883	DB	6/15/2022	480,950	—
USD	148,228,615	SEK	1,448,048,883	MSCS	6/15/2022	588,086	—
USD	95,903,221	SGD	130,547,929	CITI	6/15/2022	1,510,970	—
USD	95,903,301	SGD	130,547,929	DB	6/15/2022	1,511,049	—
USD	95,903,701	SGD	130,547,929	MSCS	6/15/2022	1,511,448	—
						$172,896,227	$(172,117,177)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$534,852,356	$49,294,634	$485,557,722	—
Total investments in securities	$534,852,356	$49,294,634	$485,557,722	—
Derivatives:
Assets
Forward foreign currency contracts	$172,896,227	—	$172,896,227	—
Liabilities
Forward foreign currency contracts	(172,117,177)	—	(172,117,177)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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